Property and Equipment (Details) - Schedule of property and equipment - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 487,653	$ 475,024	$ 468,578
Less accumulated depreciation	(478,964)	(465,305)	(462,734)
Property and equipment, net	8,689	9,719	5,844
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	148,033	148,033	148,033
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	50,091	50,091	50,091
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	250,047	237,418	237,418
Computers and Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 39,482	$ 39,482	$ 33,036